Other Non Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Noncurrent Assets Disclosure [Line Items]
Deferred financing costs	$ 134		$ 127
Investments	59	[1]	41	[1]
Other	72		53
Total	361		320
Realogy
Other Noncurrent Assets Disclosure [Line Items]
Receivables	60	[2]	62	[2]
Wyndham
Other Noncurrent Assets Disclosure [Line Items]
Receivables	$ 36	[2]	$ 37	[2]

[1]	In 2013, amount includes the Company’s (i) 50% ownership of Anji Car Rental and Leasing Company Limited (“Anji”), our joint venture for the Avis brand in China, and (ii) 50% ownership in its Brazilian licensee. In 2012, amounts included (i) 50% ownership of Anji and (ii) 33% ownership of Mercury Car Rentals Limited, our joint venture for the Avis brand in India.
[2]	Represents amounts due for certain contingent, tax and other corporate liabilities assumed by former subsidiaries. These amounts are due on demand upon the Company’s settlement of the related liability. At December 31, 2013 and 2012, there are corresponding liabilities recorded within other non-current liabilities. Realogy has posted a letter of credit for the benefit of the Company with respect to these obligations, as more fully described under Note 15—Commitments and Contingencies.